Pursuant to Rule 497(e)
                                                       Registration No. 33-74470
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  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
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                          SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004

Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "2:00 p.m."


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

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-74470

================================================================================
  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)

Pinnacle Class of Shares - Distributed through Mutual Securities, Inc.

================================================================================

                          SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004

Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "2:00 p.m."


================================================================================

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-74470

================================================================================
  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED JULY 29, 2004
                      TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2004

Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the Statement of Additional Information are replaced with "2:00 p.m."






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